Expense Example {- Fidelity Series Treasury Bill Index Fund} - 04.30 Fidelity Series Treasury Bill Index Fund Series Pro-05 - Fidelity Series Treasury Bill Index Fund - Fidelity Series Treasury Bill Index Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none